UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 84.5%
Aerospace - 0.9%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$70,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		100,000	25,500
TransDigm Group, Inc., 7.75%, 2014		75,000	69,938
Vought Aircraft Industries, Inc., 8%, 2011		315,000	122,850

			$288,788

Airlines - 1.0%
AMR Corp., 7.858%, 2011		$115,000	$93,150
Continental Airlines, Inc., 7.339%, 2014		281,000	175,625
Continental Airlines, Inc., 6.9%, 2017		42,467	30,152
Continental Airlines, Inc., 6.748%, 2017		30,483	22,557

			$321,484

Asset Backed & Securitized - 4.7%
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)		$165,567	$9,934
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		75,059	34,236
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		315,434	136,605
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049		160,000	108,449
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		71,823	28,949
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		148,212	18,134
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		160,000	109,915
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		70,665	31,809
Crest Ltd., CDO, 7%, 2040		154,000	20,790
CWCapital Cobalt Ltd., 5.223%, 2048		45,000	29,043
First Union National Bank Commercial Mortgage Trust, 6.75%, 2033		165,000	82,652
GS Mortgage Securities Corp., 5.56%, 2039		185,000	138,909
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		224,410	96,496
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		145,361	64,505
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		255,000	172,335
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		110,000	17,413
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		110,000	17,063
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		242,759	109,471
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		62,000	22,370
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		160,000	100,971
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		87,180	8,887
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		240,129	107,849
Wachovia Credit, CDO, FRN, 2.572%, 2026 (z)		250,000	10,000

			$1,476,785

Automotive - 3.0%
Accuride Corp., 8.5%, 2015		$140,000	$29,750
Allison Transmission, Inc., 11%, 2015 (n)		290,000	137,750
FCE Bank PLC, 7.125%, 2012	EUR	300,000	271,034
Ford Motor Credit Co. LLC, 9.75%, 2010		$140,000	115,170
Ford Motor Credit Co. LLC, 12%, 2015		231,000	175,055
General Motors Corp., 8.375%, 2033		131,000	15,720
Goodyear Tire & Rubber Co., 9%, 2015		230,000	177,100

			$921,579

Broadcasting - 3.7%
Allbritton Communications Co., 7.75%, 2012		$328,000	$121,360
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		135,000	18,658
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		160,000	11,200
Clear Channel Communications, 10.75%, 2016 (n)		75,000	13,688
DirectTV Holdings LLC, 7.625%, 2016		255,000	249,900
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		165,000	155,100
Lamar Media Corp., 6.625%, 2015		265,000	193,450
Lamar Media Corp., “C”, 6.625%, 2015		145,000	104,400
LBI Media, Inc., 8.5%, 2017 (z)		150,000	40,500
LIN TV Corp., 6.5%, 2013		215,000	111,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)		240,000	16,800
Newport Television LLC, 13%, 2017 (n)(p)		280,000	7,875
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	29,145
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)		201,191	52,301
Univision Communications, Inc., 9.75%, 2015 (n)(p)		380,000	36,005
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	9

			$1,162,191

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - 0.3%
Janus Capital Group, Inc., 6.95%, 2017	$75,000	$37,179
Nuveen Investments, Inc., 10.5%, 2015 (n)	225,000	63,000

		$100,179

Building - 1.1%
Associated Materials, Inc., 9.75%, 2012	$95,000	$75,050
Associated Materials, Inc., 11.25%, 2014	120,000	36,000
Building Materials Corp. of America, 7.75%, 2014	140,000	96,250
Nortek, Inc., 10%, 2013	115,000	48,013
Nortek, Inc., 8.5%, 2014	75,000	7,500
Ply Gem Industries, Inc., 9%, 2012	124,000	30,690
Ply Gem Industries, Inc., 11.75%, 2013	125,000	55,625

		$349,128

Business Services - 1.5%
First Data Corp., 9.875%, 2015	$265,000	$155,025
Iron Mountain, Inc., 6.625%, 2016	95,000	87,875
SunGard Data Systems, Inc., 9.125%, 2013	50,000	43,500
SunGard Data Systems, Inc., 10.25%, 2015	261,000	182,700

		$469,100

Cable TV - 4.3%
CCO Holdings LLC, 8.75%, 2013	$335,000	$279,725
Charter Communications, Inc., 8.375%, 2014 (n)	115,000	101,200
Charter Communications, Inc., 10.875%, 2014 (n)	135,000	130,950
CSC Holdings, Inc., 6.75%, 2012	285,000	274,313
CSC Holdings, Inc., 8.5%, 2014 (z)	50,000	49,250
CSC Holdings, Inc., 8.5%, 2015 (n)	5,000	4,888
Mediacom LLC, 9.5%, 2013	85,000	79,475
Time Warner Cable, Inc., 8.75%, 2019	155,000	164,583
Videotron LTEE, 6.875%, 2014	35,000	33,075
Virgin Media, Inc., 9.125%, 2016	228,000	212,040

		$1,329,499

Chemicals - 2.1%
Innophos Holdings, Inc., 8.875%, 2014	$265,000	$217,300
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	278,000	226,570
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	155,000	24,513
Momentive Performance Materials, Inc., 11.5%, 2016	124,000	23,250
Nalco Co., 8.875%, 2013	170,000	163,200

		$654,833

Consumer Goods & Services - 3.4%
Corrections Corp. of America, 6.25%, 2013	$120,000	$114,900
GEO Group, Inc., 8.25%, 2013	140,000	129,850
Jarden Corp., 7.5%, 2017	145,000	116,725
KAR Holdings, Inc., 5.17%, 2014	85,000	39,950
KAR Holdings, Inc., 10%, 2015	175,000	76,125
Service Corp. International, 7.375%, 2014	110,000	102,300
Service Corp. International, 7%, 2017	400,000	340,000
Ticketmaster, 10.75%, 2016 (n)	190,000	129,200

		$1,049,050

Containers - 1.7%
Crown Americas LLC, 7.625%, 2013	$150,000	$150,563
Graham Packaging Holdings Co., 9.875%, 2014	220,000	141,900
Greif, Inc., 6.75%, 2017	165,000	149,738
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	95,475

		$537,676

Defense Electronics - 1.2%
L-3 Communications Corp., 6.125%, 2014	$235,000	$222,075
L-3 Communications Corp., 5.875%, 2015	165,000	153,038

		$375,113

Electronics - 0.6%
Avago Technologies Ltd., 11.875%, 2015	$115,000	$88,550
Flextronics International Ltd., 6.25%, 2014	90,000	76,050
Freescale Semiconductor, Inc., 8.875%, 2014	110,000	23,100
Spansion, Inc., 11.25%, 2016 (d)(n)	200,000	4,500

		$192,200

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 1.683%, 2012	$76,350	$36,288

Energy - Independent - 6.9%
Chaparral Energy, Inc., 8.875%, 2017	$320,000	$110,400
Chesapeake Energy Corp., 7%, 2014	87,000	76,560
Chesapeake Energy Corp., 9.5%, 2015	65,000	63,213
Chesapeake Energy Corp., 6.375%, 2015	315,000	265,388
Forest Oil Corp., 8.5%, 2014 (n)	45,000	41,738
Forest Oil Corp., 7.25%, 2019	230,000	181,700
Forest Oil Corp., 7.25%, 2019 (n)	35,000	27,650
Hilcorp Energy I LP, 7.75%, 2015 (n)	45,000	32,850
Hilcorp Energy I LP, 9%, 2016 (n)	225,000	166,500
Mariner Energy, Inc., 8%, 2017	250,000	165,000

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - continued
McMoRan Exploration Co., 11.875%, 2014		$70,000	$48,300
Newfield Exploration Co., 6.625%, 2014		125,000	113,125
Newfield Exploration Co., 6.625%, 2016		55,000	49,225
OPTI Canada, Inc., 8.25%, 2014		365,000	163,338
Petrohawk Energy Corp., 10.5%, 2014 (n)		95,000	94,525
Plains Exploration & Production Co., 7%, 2017		290,000	230,550
Quicksilver Resources, Inc., 7.125%, 2016		355,000	168,625
SandRidge Energy, Inc., 8%, 2018 (n)		195,000	143,325

			$2,142,012

Entertainment - 0.7%
AMC Entertainment, Inc., 11%, 2016		$150,000	$136,500
Marquee Holdings, Inc., 9.505%, 2014		115,000	80,500

			$217,000

Financial Institutions - 1.4%
GMAC LLC., 6.875%, 2011 (z)		$321,000	$228,109
GMAC LLC, 7%, 2012 (z)		90,000	62,165
GMAC LLC, 6.75%, 2014 (z)		155,000	90,077
GMAC LLC, 8%, 2031 (z)		90,000	43,304

			$423,655

Food & Beverages - 3.1%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)		$135,000	$134,609
ARAMARK Corp., 8.5%, 2015		115,000	105,800
B&G Foods, Inc., 8%, 2011		175,000	163,625
Dean Foods Co., 7%, 2016		235,000	223,250
Del Monte Corp., 6.75%, 2015		185,000	173,900
Michael Foods, Inc., 8%, 2013		175,000	155,750

			$956,934

Forest & Paper Products - 2.4%
Buckeye Technologies, Inc., 8%, 2010		$14,000	$13,370
Buckeye Technologies, Inc., 8.5%, 2013		335,000	293,125
Georgia-Pacific Corp., 7.125%, 2017 (n)		180,000	166,500
Georgia-Pacific Corp., 8%, 2024		75,000	59,625
Graphic Packaging International Corp., 9.5%, 2013		120,000	85,800
Jefferson Smurfit Corp., 8.25%, 2012 (d)		95,000	11,875
JSG Funding PLC, 7.75%, 2015		25,000	14,688
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	82,075
Smurfit-Stone Container Corp., 8%, 2017 (d)		124,000	14,880

			$741,938

Gaming & Lodging - 3.4%
Boyd Gaming Corp., 6.75%, 2014		$180,000	$104,400
Firekeepers Development Authority, 13.875%, 2015 (z)		75,000	45,750
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)		180,000	5,400
Harrah’s Operating Co., Inc., 10.75%, 2016		441,000	83,790
Harrah’s Operating Co., Inc., 10%, 2018 (z)		100,000	30,000
Host Hotels & Resorts, Inc., 7.125%, 2013		105,000	84,788
Host Hotels & Resorts, Inc., 6.75%, 2016		110,000	80,300
MGM Mirage, 8.5%, 2010		195,000	79,950
MGM Mirage, 8.375%, 2011		135,000	14,175
MGM Mirage, 5.875%, 2014		125,000	43,750
MGM Mirage, 7.5%, 2016		65,000	22,750
Pinnacle Entertainment, Inc., 8.75%, 2013		15,000	13,200
Pinnacle Entertainment, Inc., 7.5%, 2015		375,000	232,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		85,000	72,675
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		65,000	42,900
Station Casinos, Inc., 6%, 2012 (d)		70,000	17,500
Station Casinos, Inc., 6.5%, 2014 (d)		330,000	16,500
Station Casinos, Inc., 6.875%, 2016 (d)		380,000	19,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		505,000	40,400

			$1,049,728

Industrial - 1.8%
Baldor Electric Co., 8.625%, 2017		$80,000	$63,400
Blount International, Inc., 8.875%, 2012		110,000	103,675
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	74,402
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$355,000	321,275

			$562,752

Insurance - Property & Casualty - 0.2%
USI Holdings Corp., 9.75%, 2015 (z)		$160,000	$72,000

Machinery & Tools - 0.4%
Case New Holland, Inc., 7.125%, 2014		$165,000	$121,275

Major Banks - 1.2%
Bank of America Corp., 8% to 2018, FRN to 2059		$410,000	$164,201

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	$325,000	$208,858

		$373,059

Medical & Health Technology & Services - 8.9%
Biomet, Inc., 10%, 2017	$170,000	$168,300
Biomet, Inc., 11.625%, 2017	150,000	132,375
Community Health Systems, Inc., 8.875%, 2015	425,000	401,625
Cooper Cos., Inc., 7.125%, 2015	130,000	117,336
DaVita, Inc., 6.625%, 2013	74,000	71,780
DaVita, Inc., 7.25%, 2015	265,000	254,731
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)	125,000	130,000
HCA, Inc., 6.375%, 2015	275,000	180,125
HCA, Inc., 9.25%, 2016	685,000	623,350
Psychiatric Solutions, Inc., 7.75%, 2015	150,000	135,375
U.S. Oncology, Inc., 10.75%, 2014	325,000	299,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	155,000	137,950
Universal Hospital Services, Inc., FRN, 5.942%, 2015	45,000	32,625
VWR Funding, Inc., 10.25%, 2015 (p)	135,000	91,800

		$2,776,372

Metals & Mining - 4.2%
Arch Western Finance LLC, 6.75%, 2013	$175,000	$160,125
FMG Finance Ltd., 10.625%, 2016 (n)	285,000	239,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	370,000	345,950
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	85,000	69,913
Peabody Energy Corp., 5.875%, 2016	180,000	160,200
Peabody Energy Corp., 7.375%, 2016	260,000	257,400
Rio Tinto Finance USA Ltd., 5.875%, 2013	80,000	71,737

		$1,304,725

Municipals - 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$215,000	$192,765

Natural Gas - Distribution - 1.2%
AmeriGas Partners LP, 7.125%, 2016	$180,000	$169,200
Inergy LP, 6.875%, 2014	235,000	217,375

		$386,575

Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$160,000	$91,200
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	78,400
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	265,000	254,020
El Paso Corp., 8.25%, 2016	130,000	121,550
El Paso Corp., 7.25%, 2018	140,000	119,000
Transcontinental Gas Pipe Line Corp., 7%, 2011	55,000	55,675
Williams Partners LP, 7.25%, 2017	155,000	131,750

		$851,595

Network & Telecom - 4.6%
Cincinnati Bell, Inc., 8.375%, 2014	$265,000	$249,100
Citizens Communications Co., 9.25%, 2011	225,000	228,375
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	191,675
Qwest Communications International, Inc., 7.25%, 2011	240,000	229,200
Qwest Corp., 7.875%, 2011	95,000	93,575
Qwest Corp., 8.875%, 2012	300,000	296,250
Windstream Corp., 8.625%, 2016	150,000	147,375

		$1,435,550

Printing & Publishing - 0.9%
American Media Operations, Inc., 9%, 2013 (p)(z)	$12,367	$6,004
American Media Operations, Inc., 14%, 2013 (p)(z)	127,544	60,807
Dex Media West LLC, 9.875%, 2013 (a)	160,000	32,000
Idearc, Inc., 8%, 2016 (d)	193,000	5,066
Nielsen Finance LLC, 10%, 2014	185,000	159,100
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	11,620
Quebecor World, Inc., 6.125%, 2013 (d)	105,000	1,838
Tribune Co., 5.25%, 2015 (d)	130,000	4,875

		$281,310

Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$54,038
Rite Aid Corp., 7.5%, 2017	90,000	46,350
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	126,875

		$227,263

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$160,000	$126,400

Telecommunications - Wireless - 3.0%
Alltel Corp., 7%, 2012	$156,000	$162,482
Crown Castle International Corp., 9%, 2015	115,000	115,288
MetroPCS Wireless, Inc., 9.25%, 2014	145,000	140,650
Nextel Communications, Inc., 6.875%, 2013	50,000	28,500
Sprint Nextel Corp., 8.375%, 2012	200,000	180,000
Sprint Nextel Corp., 8.75%, 2032	70,000	46,900

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	$250,000	$247,500

		$921,320

Tobacco - 0.7%
Altria Group, Inc., 9.7%, 2018	$190,000	$206,815

Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$230,000	$139,438

Utilities - Electric Power - 5.0%
AES Corp., 8%, 2017	$240,000	$205,800
Dynegy Holdings, Inc., 7.5%, 2015	155,000	105,788
Dynegy Holdings, Inc., 7.75%, 2019	85,000	55,250
Edison Mission Energy, 7%, 2017	210,000	153,300
Mirant North America LLC, 7.375%, 2013	105,000	95,025
NRG Energy, Inc., 7.375%, 2016	615,000	571,950
Reliant Energy, Inc., 7.875%, 2017	115,000	90,850
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	560,000	280,000

		$1,557,963

Total Bonds		$26,332,337

CONVERTIBLE BONDS - 0.2%
Telephone Services - 0.2%
Virgin Media, Inc., 6.5%, 2016 (z)	$86,000	$46,225

Total Convertible Bonds		$46,225

FLOATING RATE LOANS (g)(r) - 7.5%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$15,516	$6,965
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.75%, 2014	341,305	153,208

		$160,173

Automotive - 1.3%
Accuride Corp., Term Loan B, 8%, 2012	$23,379	$13,092
Federal-Mogul Corp., Term Loan B, 2.44%, 2014	186,476	89,708
Ford Motor Co., Term Loan B, 3.56%, 2013	389,257	185,438
General Motors, Term Loan B, 8%, 2013	264,126	109,282
Mark IV Industries, Inc., Second Lien Term Loan, 10.38%, 2011 (d)	167,460	2,512

		$400,032

Broadcasting - 0.4%
Gray Television, Inc., Term Loan, 2.55%, 2014 (o)	$88,812	$36,117
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	181,154	60,989
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	66,825	22,498

		$119,604

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$26,048	$18,181

Business Services - 0.5%
First Data Corp., Term Loan B-1, 3.27%, 2014	$240,007	$161,315

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$116,977	$95,385

Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.14%, 2013	$35,081	$24,732

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.24%, 2013	$74,394	$30,176

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009 (a)	$65,619	$47,465

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.81%, 2014	$248,868	$15,243

Industrial - 0.1%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$26,372	$19,607

Medical & Health Technology & Services - 1.1%
Community Health Systems, Inc., Term Loan, 2.76%, 2014	$8,589	$7,408
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	168,339	145,192
HCA, Inc., Term Loan B, 3.47%, 2013	233,362	198,241

		$350,841

Printing & Publishing - 0.5%
Nielsen Finance LLC, Term Loan B, 2.53%, 2013	$133,017	$103,310
Tribune Co., Incremental Term Loan, 5.25%, 2014 (d)	285,110	61,833

		$165,143

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$29,252	$28,907
LyondellBasell, Term Loan B-2, 7%, 2014	152,141	34,105

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - continued
Specialty Chemicals - continued
LyondellBasell, Term Loan B-3, 7%, 2009	$29,238	$15,447

		$78,459

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 2.76%, 2013 (o)	$101,747	$56,151

Transportation - Services - 0.2%
Hertz Corp., Synthetic Letter of Credit, 2012 (o)	$12,095	$9,137
Hertz Corp., Term Loan, 2012 (o)	66,221	50,030

		$59,167

Utilities - Electric Power - 1.7%
Calpine Corp., DIP Term Loan, 4.09%, 2014 (o)	$242,235	$184,401
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	51,871	46,489
NRG Energy, Inc., Term Loan, 2.72%, 2013	97,346	87,228
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 4.03%, 2014	335,007	219,729

		$537,847

Total Floating Rate Loans		$2,339,521

COMMON STOCKS - 1.1%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Cable TV - 0.5%
Cablevision Systems Corp., “A”	2,100	$27,174
Comcast Corp., “A”	7,600	103,664
Time Warner Cable, Inc.	933	23,138

		$153,976

Energy - Integrated - 0.1%
Chevron Corp.	500	$33,620

Gaming & Lodging - 0.3%
MGM Mirage (a)	1,300	$3,029
Pinnacle Entertainment, Inc. (a)	10,500	73,920

		$76,949

Printing & Publishing - 0.0%
American Media, Inc. (a)	2,421	$5,181
Golden Books Family Entertainment, Inc. (a)	21,250	0

		$5,181

Telephone Services - 0.2%
Windstream Corp.	7,600	$61,256

Total Common Stocks		$330,982

PREFERRED STOCKS - 0.4%
Automotive - 0.1%
Preferred Blocker, Inc., 7% (z)	95	$18,914

Major Banks - 0.3%
Bank of America Corp., 8.625%	11,225	$117,301

Total Preferred Stocks		$136,215

MONEY MARKET FUNDS (v) - 4.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,410,710	$1,410,710

Total Investments		$30,595,990

OTHER ASSETS, LESS LIABILITIES - 1.8%		560,539

NET ASSETS - 100.0%		$31,156,529

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

High Yield Variable Account

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,364,048 representing 7.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	9/21/04	$145,012	$9,934
American Media Operations, Inc., 9%, 2013	1/29/09	7,542	6,004
American Media Operations, Inc., 14%, 2013	1/29/09	64,754	60,807
Bonten Media Acquisition Co., 9%, 2015	5/22/07	135,375	18,658
CSC Holdings, Inc., 8.5%, 2014	1/08/09	44,614	49,250
Firekeepers Development Authority, 13.875%, 2015	4/22/08	73,713	45,750
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09-2/03/09	124,331	130,000
GMAC LLC, 6.875%, 2011	12/26/08-1/08/09	265,132	228,109
GMAC LLC, 7%, 2012	1/23/09	64,633	62,165
GMAC LLC, 6.75%, 2014	2/09/09	102,304	90,077
GMAC LLC, 8%, 2031	12/26/08	53,557	43,304
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	113,577	30,000
LBI Media, Inc., 8.5%, 2017	7/18/07	147,525	40,500
Local TV Finance LLC, 9.25%, 2015	11/09/07-9/08/08	230,616	16,800
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	73,150	18,914
USI Holdings Corp., 9.75%, 2015	5/07/07-11/28/07	155,698	72,000
Virgin Media, Inc., 6.5%, 2016	3/10/09-3/23/09	47,600	46,225
Wachovia Credit, CDO, FRN, 2.572%, 2026	6/08/06	250,000	10,000
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-7/17/06	262,138	247,500

Total Restricted Securities			$1,225,997
% of Net Assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,853,812	$28,736,997	$5,181	$30,595,990
Other Financial Instruments	$—	$(97,592)	$—	$(97,592)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	5,181	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$5,181	$—

(2) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	226,091	5/20/09	$291,274	$300,383	$(9,109)

Swap Agreements at 3/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive		Cash Flows to Pay	Value
Credit Default Swaps
4/08/09	USD	200,000	Goldman Sachs International	0.00%		(1)	$0
6/20/12	USD	100,000	Morgan Stanley Capital Services, Inc.	3.76	% (fixed rate)	(2)	(88,483)

							$(88,483)

(1)	Variable account, as protection seller, to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/1/12, a Ca rated bond. The variable account entered into the contract to gain issuer exposure.

(2)	Variable account, as protection seller, to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13, a Ca rated bond. The variable account entered into the contract to gain issuer exposure.

8

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/09 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the variable account, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At March 31, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,796,762	(1,386,052)	1,410,710

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$342	$1,410,710

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.